5. DEBT (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Recorded interest notes payable, related party	$ 45,000	$ 60,000
Kinergy
Unused availability under the revolving credit facility	4,200,000
Plant Owners
Unused availability under the revolving credit facility	700,000
Increased borrowings under line of credit	$ 16,522,000